Lease (Details) - Schedule of maturity analysis of operating leases liabilities - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of maturity analysis of operating leases liabilities [Abstract]
2021	$ 458,078
2022	149,539
2023	17,143
Total future undiscounted cash flow	624,760
Less: Discount on operating lease liabilities	(37,039)
Present value of operating lease liabilities	587,721
Less: Current portion of operating lease liabilities	(432,600)
Non-current portion of operating lease liabilities	155,121
2021	53,845
2022	49,358
Total future undiscounted cash flow	103,203
Less: Discount on finance lease liabilities	(5,884)
Present value of finance lease liabilities	97,319
Less: Current portion of finance lease liabilities	(49,396)
Non-current portion of finance lease liabilities	$ 47,923	$ 97,319